Pension plan obligations	3 Months Ended
Mar. 31, 2024
Pension Plan Obligations
Pension plan obligations

21	Pension plan obligations

The Company has Post-Employment Benefit Plans in the following modalities: Defined Benefit (BD) – G1 (i) and G0 (ii); and Defined Contribution (CD) – Sabesprev Mais (iii) and VIVEST (iv), whereby only the latter is open for new adhesions. See the reconciliation of expenses with such plans in item (v).

Defined benefit plans

Summary of pension plan obligations- Liabilities

	G1 Plan	G0 Plan	Total
Pension plan obligations as of December 31, 2023	(44,249)	(2,098,622)	(2,142,871)
(Expenses) recognized in 2024	(1,560)	(47,319)	(48,879)
Payments made in 2024	10,096	50,424	60,520
Pension plan obligations as of March 31, 2024	(35,713)	(2,095,517)	(2,131,230)

	G1 Plan	G0 Plan	Total
Pension plan obligations as of December 31, 2022	(148,116)	(2,002,075)	(2,150,191)
(Expenses) / revenues recognized in 2023	4,384	(56,305)	(51,921)
Payments made in 2023	10,124	48,200	58,324
Pension plan obligations as of March 31, 2023	(133,608)	(2,010,180)	(2,143,788)

(i)	G1 Plan

The defined benefit plan (“G1 Plan”) managed by SABESPREV receives similar contributions established in a plan of subsidy of actuarial study of SABESPREV, as follows:

•	0.99% of the portion of the salary of participation up to 20 salaries; and
•	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.

(ii)	G0 Plan

According to State Law 4,819/1958, employees who started providing services before May 1974 acquired a legal right to receive supplemental pension payments, which rights are referred to as "G0 Plan". The Company pays supplemental retirement and pension amounts on behalf of the São Paulo State and seeks reimbursements of such amounts, which are recorded in the “Balances with related parties” line, limited to the amounts considered virtually certain to be reimbursed by the São Paulo State.

(iii)	Sabesprev Mais Plan

Managed by SABESPREV, the sponsor's contributions correspond to the result obtained by applying a percentage of 100% to the basic contribution made by the participant.

(iv)	VIVEST Plan

Managed by VIVEST, the sponsor's contributions correspond to the result obtained by applying a percentage of 100% to the basic contribution made by the participant.

(v)	Reconciliation of expenditures with pension plan obligations

	March 31, 2024	March 31, 2023

G1 Plan (i)	1,560	(4,384)
G0 Plan (ii)	47,319	56,305
Sabesprev Mais Plan (iii)	6,750	6,603
VIVEST Plan (iv)	189	84
Subtotal	55,818	58,608
Capitalized	(1,150)	(764)
Reimbursement of additional retirement and pension benefits paid (G0)	(28,040)	(24,622)
Other	1,508	1,441

Pension plan obligations (Note 27)	28,136	34,663